SHARE-BASED COMPENSATION - Fair value of share options granted (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) Y	Dec. 31, 2024 CAD ($) Y
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life	3.4
Expected dividend yield	0.00%	0.00%
Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.64%	3.01%
Expected stock price volatility	54.46%	60.73%
Expected life		3.4
Fair value per option granted | $	$ 0.86	$ 0.93
Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.89%	3.75%
Expected stock price volatility	57.43%	66.40%
Expected life		3.41
Fair value per option granted | $	$ 1.49	$ 1.38